Basis of presentation (Policies)	6 Months Ended
Sep. 30, 2023
Basis of presentation
1. Basis of presentation
Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG is a holding company for Mizuho Bank, Ltd. (“MHBK”), Mizuho Trust & Banking Co., Ltd. (“MHTB”), Mizuho Securities Co., Ltd. (“MHSC”), Asset Management One Co., Ltd. (“Asset Management One”), and other subsidiaries. MHFG, through its subsidiaries (“the MHFG Group,” or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 20 “Business segment information.”
MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.
The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s interim financial reporting period ends on September 30. Certain of MHFG’s subsidiaries have different interim financial reporting periods than September 30. For those subsidiaries with interim financial reporting periods within three months of MHFG’s interim financial reporting period, the effect of intervening events that materially affect the financial position or results of operations through the date of each of the periods presented in the MHFG’s consolidated financial statements have been considered for adjustment and/or disclosure. When determining whether to consolidate investee entities, the MHFG Group performs an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees-net.
Certain comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.
The unaudited interim consolidated financial statements should be read in conjunction with the audited financial statements and related notes included in the MHFG Group’s most recent annual report on Form
20-F
for the fiscal year ended March 31, 2023.
Certain financial information that is normally included in annual financial statements prepared in accordance with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted.
The financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for credit losses, valuation of loans held-for-sale,
valuation of deferred tax assets, valuation of derivative financial instruments, valuation of investments, valuation of certain other short-term borrowings and long-term debt where the fair value option has been elected, valuation of pension and other employee benefits, and impairment of long-lived assets. During times of geopolitical unrest such as the situation in Russia and Ukraine, the deterioration of relations between the US and China and economic uncertainty such as elevated global inflation, estimates become more sensitive and it is reasonably possible that actual results could differ from estimates and assumptions made.

Financial instruments—current expected credit losses ("CECL")
Financial instruments—current expected credit losses (“CECL”)
CECL established a single allowance framework for all financial assets measured at amortized cost and certain off-balance-sheet
instrument exposures. This framework requires management’s estimate to reflect credit losses over the instrument’s remaining expected life and consider expected future changes in macroeconomic conditions. ASC 326, “Financial Instruments—Credit Losses” (“ASC 326”), replaced the incurred loss impairment methodology in prior U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. This ASC requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. This ASC also requires that credit losses on available-for-sale
debt securities be presented as an allowance for credit losses rather than as a write-down and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. Per the accounting policy election, the MHFG Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies. The amount of accrued interest receivable reversed through interest income was not significant for March 31, 2023 and September 30, 2023.

Allowance and provision (credit) for credit losses on loans
Allowance and provision (credit) for credit losses on loans
The MHFG Group makes adjustments to the allowance for credit losses on loans through Provision (credit) for credit losses in the consolidated statements of income in each reporting period. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for credit losses on loans. In general, the Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for obligors in the corporate portfolio segment, the Group separately monitors the credit quality of each obligor without using time-based triggers.
The MHFG Group maintains an appropriate allowance for credit losses on loans to represent management’s estimate of the expected credit losses in the Group’s loan portfolio. Management evaluates the appropriateness of the allowance for credit losses on loans semi-annually. The allowance considers expected credit losses over the remaining expected lives of the applicable instruments. The expected life of each instrument is determined by considering expected prepayments, contractual terms and cancellation features. The allowance for credit losses involves significant judgments on a number of matters including expectations of future economic conditions, assignment of obligor ratings, valuation of collateral, and the development of qualitative adjustments.

When determining expected credit losses, a single forward-looking macroeconomic scenario is considered over a reasonable and supportable forecast period. This forward-looking macroeconomic scenario is in line with the scenario used for the Group’s business plan. If the scenarios are not reflective of management’s expectation, adjustments may be made to the scenario. After the forecast period, the Group reverts to long-term historical loss experience with a certain graduated transition period, to estimate losses over the remaining lives of financial assets measured at amortized cost and certain off-balance-sheet
instruments. The macroeconomic scenario is updated semi-annually in principle and is reviewed to reflect current economic conditions and the Group’s expectation of future conditions on a timely basis. For March 31, 2023 and September 30, 2023, the Group used the most recent macroeconomic scenario available during the Group’s credit loss estimation process.
In terms of the internal risk ratings, for the corporate portfolio segment, the credit quality review process and the credit rating process serve as the basis for determining the allowance for credit losses on loans. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. For the retail portfolio segment, the different categories of past due status of loans are primarily utilized in the credit quality review and the credit rating processes as the basis for determining the allowance for credit losses on loans.
In general, the MHFG Group estimates expected credit losses collectively on the loans in the case of normal and watch obligors, considering the risk associated with a particular pool and the probability that the exposures within the pool will deteriorate or default. The allowance for credit losses on nonaccrual loans generally includes the allowance for those loans that were individually evaluated for expected credit losses. See Note 4 “Loans” for the definitions of obligor categories and classification of nonaccrual loans.
The estimation of expected credit losses that are evaluated collectively begins with a quantitative calculation that considers the likelihood of the borrower changing delinquency status or moving from one obligor category or rating to another. The quantitative calculation covers expected credit losses over an instrument’s expected life and is estimated by applying credit loss factors to the MHFG Group’s estimated exposure at default. The credit loss factors incorporate the probability of default as well as the loss given default based on the historical loss rates. To supplement the historical loss data for overseas obligors, external credit ratings such as S&P are also used to calculate the probability of default. The model and inputs used to determine credit losses on loans that are evaluated collectively are analyzed on a periodic basis by comparing the estimated values with the actual results subsequent to the balance sheet date.
The MHFG Group divides its overall portfolio into domestic and foreign portfolios and categorizes the domestic portfolio into four portfolio segments according to their risk profiles: corporate, retail, sovereign, and banks and financial institutions.
The corporate portfolio segment consists of loans originated primarily by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The corporate portfolio segment is divided into two classes based on their risk characteristics: large companies, and small and medium-sized
companies. For the corporate portfolio segment, the MHFG Group considers key economic factors such as gross domestic products for Japan and each relevant foreign location, where the portfolio is significant, and the interest rates in Japan when estimating the credit loss.

The retail portfolio segment consists mainly of residential mortgage loans originated by MHBK, and it is divided into two classes based on their risk characteristics: housing loan and others. For the retail portfolio segment, the Japanese unemployment rate is applied as a key factor. As it pertains to modified loans in the retail portfolio segment, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor categories. Expected credit loss estimates also include consideration of expected cash recoveries on loans previously charged-off,
or expected recoveries on collateral dependent loans where recovery is expected through sale of the collateral.
The allowance recorded for individually evaluated loans is based on (1) the present value of expected future cash flows, after considering the restructuring effect and subsequent payment default with respect to modified loans, discounted at the loan’s post-modification contractual effective interest rate, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the MHFG Group obtains for loans consists primarily of real estate. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations
at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation.
The MHFG Group’s methodology for determining the appropriate allowance for credit losses on loans also considers the imprecision inherent in the methodologies used. As a result, the amounts determined under the methodologies described above could be adjusted by management to consider the potential impact of other qualitative factors which include, but are not limited to, imprecision in macroeconomic scenario assumptions and emerging risks related to changes in the environment that are affecting specific portfolio segments including segments impacted by the Russia-Ukraine situation, the deterioration of relations between the US and China adversely impacting the global economy and particularly certain business sectors, including the semiconductor industry, in addition to the recovery of inbound tourist demand following the end of COVID-19, and the inflation of import prices due to the depreciation of the yen. Considering internal and external factors affecting the credit quality of the portfolio, the Group incorporated the estimated impact of the Russia-Ukraine situation, current relations between the US and China, energy prices, financial variables including interest rates and exchange rates, increased labor costs, the downturn of the semiconductor market and its potential prolongation and other factors contributing to economic uncertainty into the macroeconomic scenario by using assumptions such as the future outlook of the business environment for specific portfolio segments and the current forecast for the growth rate of gross domestic product.
In terms of the Russia-Ukraine situation, considering the country risk arising from the continued sanctions against Russia and the downgrading of their credit rating, the MHFG Group incorporated the estimated impact of the Russia-Ukraine situation into the macroeconomic scenario used for determining the allowance for credit losses on loans.

Allowance and provision (credit) for credit losses on off-balance-sheet instruments
Allowance and provision (credit) for credit losses on
off-balance-sheet
instruments
The MHFG Group maintains an allowance for credit losses on
off-balance-sheet
instruments, such as guarantees and standby letters of credit in the same manner as the allowance for credit losses on loans. The Group similarly assesses the expected loss amounts for commitments to invest in securities and commitments to extend credit, considering the probability of drawdowns. The allowance is recorded in Other liabilities. Net changes in the allowance for credit losses on
off-balance-sheet
instruments are accounted for in Provision (credit) for credit losses on off-balance-sheet
instruments in the consolidated statements of income.

Allowance and provision (credit) for credit losses on available-for-sale securities
Allowance and provision (credit) for credit losses on
available-for-sale
securities

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 326.
Available-for-sale
securities are impaired if the fair value is less than the amortized cost (excluding accrued interest receivable). For available-for-sale
debt securities, in the cases where the Group has the intent to sell an available-for-sale
debt security or more likely than not will be required to sell an available-for-sale
debt security before the recovery of its amortized cost basis, the entire difference between amortized cost basis and fair value is recognized immediately through earnings. In other cases, the Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of the credit loss is recognized in Provision (credit) for credit losses, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes.